OTHER RECEIVABLES, NET	6 Months Ended
Dec. 31, 2024
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 5. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Business advances to officers and staffs *	¥1,373,300	¥1,469,788	$201,360
Deposits for projects	1,056,316	1,651,530	226,259
VAT recoverable	583,413	625,505	85,694
Others	1,139,397	763,660	104,620
Allowance for credit losses	(800,374)	(575,618)	(78,859)
Other receivable, net	¥3,352,052	¥3,934,865	$539,074

*Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

Net recovery of provision for credit losses of other receivables was ¥1,392,516 for the six months ended December 31, 2023. Net recovery of provision for credit losses of other receivables was ¥224,756 ($30,792) for the six months ended December 31, 2024.

Movement of allowance for credit losses is as follows:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥1,994,960	¥800,374	$109,651
Charge to (reversal of) allowance	(1,194,586)	(224,756)	(30,792)
Ending balance	¥800,374	¥575,618	$78,859